Critical Accounting Estimates And Judgements	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Text Block [Abstract]
Critical Accounting Estimates And Judgements
NOTE 3

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CRITICAL ACCOUNTING ESTIMATES AND

JUDGEMENT
S
In the preparation of the condensed consolidated interim financial statements and the application of the Company’s accounting policies, management is required to make judgments, estimates and assumptions that affect the carrying amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during each reporting period. The estimates and associated assumptions are limited by the relevance of historical data and uncertainty of future events. Actual results could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized in the period in which the estimates are revised and in any future period.
The Company applied critical judgements and estimates, including significant areas of estimation uncertainty in applying policies, in preparing these condensed consolidated interim financial statements, as described in Note 3 to the 2021 Annual Financial Statements.

NOTE 3 – CRITICAL ACCOUNTING ESTIMATES AND JUDGEMENTS
In the preparation of the consolidated financial statements and the application of the Company’s accounting policies, management is required to make judgements, estimates and assumptions that affect the carrying amounts of assets and liabilities and disclosure of contingent liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during each reporting period. The estimates and associated assumptions are limited by the relevance of historical data and uncertainty of future events. Actual results could differ from those estimates. The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to estimates are recognized in the period in which the estimates are revised and in any future period.
Beginning in March 2020, the COVID-19 pandemic has had a substantial impact on economies around the world. As a result of the uncertainty associated with the unprecedented nature of the pandemic, certain of the Company’s significant assumptions may be impacted. Uncertain environments make estimating several items in the consolidated financial statements more challenging and are likely to result in more frequent changes in management’s expectations about the future. The long-term impact on the Company’s financial results and cash flows is unknown at this time. The Company has received government assistance in Canada, the United States and Australia to help temper the financial impact of COVID-19 (Note 24).

(a)	Critical judgements in applying accounting policies
Judgement is used in situations when there is a choice and/or assessment required by management. Information about judgements made in applying accounting policies that have the most significant effect on the amounts recognized in the consolidated financial statements, are as follows:
Determination of control of subsidiaries
Judgement is required to determine when the Company has control of subsidiaries. This requires an assessment of the relevant activities of the investee, being those activities that significantly affect the investee’s returns. Despite owning no shares, or having any voting rights, the Company determined that it exercises control over Agnity Global, Inc. (“Agnity”) as the Company has the right to nominate a majority of the members of Agnity’s Operations Committee and therefore the right and ability to direct the relevant activities of Agnity and to significantly affect its returns through the use of its rights. The Company has the right to receive royalty payments from Agnity on a monthly basis in perpetuity and the Company has credit risk with respect to the collectability of these royalty payments.
Assessment of indicators of impairment of goodwill, long-lived assets and intangible assets
Management reviews goodwill, depreciable long-lived assets and intangible assets for impairment triggers to determine if any events or changes in circumstances exist that would indicate that the carrying amount of an asset may not be recoverable over time. If impairment indicators exist, impairment assessments are conducted as the asset level or level of cash generating units (“CGUs”) as appropriate.
Leases
In measuring the Company’s leases judgement is required to determine the lease term of the contract including whether the Company is reasonably certain to exercise extension options where it is the lessee. A longer lease term results in a larger lease liability and right-of-use asset to be recognized by the Company and future changes in this lease term will result in modifications. In addition, estimates and assumptions are required to determine the incremental borrowing rate used to measure lease liabilities at inception of a lease.
Contingent consideration
Management uses judgement to assess the existence of contingencies. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. At initial recognition at the date of a business combination and at the end of each reporting period, management also uses judgement to assess the likelihood of the occurrence of one or more future events which impacts the fair value of the contingent consideration.
Determination of CGUs
For the purposes of assessing impairment of goodwill and non-financial assets, the Company must identify CGUs. Assets and liabilities are grouped into CGUs at the lowest level of separately identified cash flows. Determination of what constitutes a CGU is subject to management judgment. The composition of a CGU can directly impact the recoverability of non-financial assets included within the CGU. Management has determined that the Company has two CGUs: Agnity and the rest of mCloud.

(b)	Key sources of estimation uncertainty
Information about assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities and results of operations where a different estimate or assumption is used, are as follows:
Value of components for convertible debt and equity offerings
Management makes judgements related to the measurement of the fair value of the convertible debentures and equity offerings issued in the period, including the determination of the allocation of the proceeds between the components of the instrument. At inception of an instrument, the Company determines the value of each piece of the instrument and judgement is required in determining the inputs used in the fair value calculations and in determining the probability of certain outcomes.
Determination of stand-alone selling price
The total transaction price of certain revenue contacts is
allocated to each performance obligation on a relative stand-alone selling price (“SSP”) basis, representing the selling price as if it was sold separately. This is a formal process involving judgement which could impact the timing of recognized revenue. In most cases, the SSP is based on observable data. If the SSP is not directly observable, the amount is estimated using either the expected cost plus a margin or residual approach. The SSP for perpetual software licenses is highly variable and therefore the Company applies the residual approach (Note 32(C)).
Expected credit loss allowance and provision
The Company recognizes an amount equal to the lifetime expected credit loss (“ECL”) on trade and long-term receivables, other receivables, unbilled revenue and amounts due from related parties for which there has been a significant increase in credit risk since initial recognition. Loss allowances are measured based on historical experience and forecasted economic conditions. The amount of ECL is sensitive to changes in circumstances of forecast economic conditions.
Impairment of goodwill and other non-financial assets
Goodwill is reviewed annually on December 31 or more frequently if changes in circumstances indicate that the carrying value may be impaired. The Company completed its annual impairment testing at December 31, 2021 and determined there was no impairment. Determining whether an impairment has occurred requires the valuation of the recoverable amount of the CGUs as described in Note 10(b).
Share-based payment arrangements
The Company uses the Black-Scholes option-pricing model (“Black-Scholes model”) to determine the fair value of stock options and other equity instruments where the goods and services cannot be valued. In estimating the fair value, management is required to make certain assumptions and estimates such as the expected life of options, volatility of the Company’s future share price, risk-free rate, future dividend yields and estimated forfeitures at the initial measurement date. Changes in assumptions used to estimate fair value could result in different outcomes.
Business combinations - purchase price allocation
The consideration transferred and acquired assets and assumed liabilities are recognized at fair value on the date the Company effectively obtains control. The measurement of each business combination is based on the information available on the acquisition date. The estimate of fair value of the consideration transferred and acquired intangible assets (including goodwill), property and equipment, other assets and the liabilities assumed are based on estimates and assumptions. The measurement is largely based on projected cash flows, discount rates and market conditions at the date of acquisition.

Taxation

Calculations for current and deferred taxes require management’s interpretation of tax regulations and legislation in the various tax jurisdictions in which the Company operates, which are subject to change. The measurement of deferred tax assets and liabilities requires estimates of the timing of the reversal of temporary differences identified and management’s assessment of the Company’s ability to utilize the underlying future tax deductions against future taxable income before they expire, which involves estimating future taxable income.
The Company is subject to assessments by various taxation authorities in the tax jurisdictions in which it operates, and these taxation authorities may interpret the tax legislation and regulations differently. In addition, the calculation of income taxes involves many complex factors. As such, income taxes are subject to measurement uncertainty and actual amounts of taxes may vary from the estimates made by management.